Goodwill - Additional Information (Detail)	1 Months Ended		12 Months Ended																1 Months Ended								1 Months Ended
	Oct. 31, 2012 Oxford Outcomes Limited USD ($)	Oct. 31, 2012 Oxford Outcomes Limited GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Dec. 31, 2012 Oxford Outcomes Limited USD ($)	Dec. 31, 2012 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Dec. 31, 2012 Oxford Outcomes Limited Maximum USD ($)	Dec. 31, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2011 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2011 Oxford Outcomes Limited Maximum GBP (£)	Aug. 13, 2012 PriceSpective LLC USD ($)	Dec. 31, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Dec. 31, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee	Jul. 31, 2012 Firecrest Clinical Limited USD ($)	Jul. 31, 2012 Firecrest Clinical Limited EUR (€)	Dec. 31, 2012 Firecrest Clinical Limited USD ($)	Dec. 31, 2012 Firecrest Clinical Limited EUR (€)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)
Goodwill [Line Items]
Percentage of common stock acquired											80.00%	80.00%									100.00%			100.00%									100.00%	100.00%
Initial cash consideration																					$ 37,100,000
Additional consideration													12,600,000	8,000,000	6,300,000	4,000,000	6,300,000	4,000,000				15,000,000			7,000,000										46,800,000	33,000,000
Further consideration paid in relation to certain performance milestones achieved	3,300,000	2,000,000	6,300,000	4,000,000															5,000,000								12,500,000	10,000,000
Accrual in respect performance milestones					3,100,000	2,000,000														10,000,000			7,000,000						25,800,000	19,500,000			44,000,000	31,300,000
Cash consideration			6,000,000	3,800,000							28,114,000	18,100,000									37,199,000			9,000,000									24,463,000	17,000,000
Addition of new employees																										100
First element of additional consideration paid																															4,000,000	3,000,000
Additional amount company paid on completion of working capital review							$ 1,200,000	£ 800,000	$ 5,100,000	£ 3,300,000																					$ 500,000	€ 400,000